Transactions with Related Parties (Details) - Schedule of transactions with related parties - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of transactions with related parties [Abstract]
(Repayments to) / Contributions by the shareholders	$ (574,868)	$ (626,029)	$ 255,818	$ (233,457)
Total	$ (574,868)	$ (626,029)	$ 255,818	$ (233,457)